Financial investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial investments	R$ 3,699,694	R$ 2,426,752
Financial investments	3,699,694	2,426,752
Banco BV [Member]
IfrsStatementLineItems [Line Items]
Financial investments	298	322,240
Banco Bradesco S/A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	1,442,159	643,445
Banco BTG Pactual S/A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	226,819	449,241
Brazilian Federal Savings Banks [Member]
IfrsStatementLineItems [Line Items]
Financial investments	828,720
Banco do Brasil S/A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	7,020	1,011,826
Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Financial investments	R$ 1,194,678